Subsequent Events (Details) - $ / shares	May 16, 2023	Mar. 02, 2023
Subsequent Events
Common stock shares issued	2,374,641
Offering price per share	$ 7.25
Subsequent Events
Subsequent Events
Common stock shares issued		4,137,931
Offering price per share		$ 7.25